Employee Benefit Plan, Risk and Uncertainty	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty
9. RISK AND UNCERTAINTIES

The Plan investments consist primarily of PPL Common Stock in addition to various investment funds, which are exposed to various risks, such as interest rate, market, and credit risks, as well as valuation assumptions based on earnings, cash flows, and other such techniques. Due to the level of risk associated with these investments and to uncertainties inherent in estimates and assumptions, it is at least reasonably possible that changes in the value will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.

For additional information, Plan participants should refer to PPL’s periodic reports and other filings with the SEC with respect to PPL and its Common Stock, and the applicable prospectus with respect to each of the various available investment funds.
11. CONCLUDED LITIGATION

The Plan is involved in legal proceedings, claims and litigation in the ordinary course of business. The Plan cannot predict the outcome of such matters, or whether such matters may result in material liabilities, unless otherwise noted.
In January 2022, the law firm Schlichter, Bogard & Denton filed a proposed class action lawsuit against PPL in the United States District Court for the Eastern District of Pennsylvania on behalf of a group of current and former employees who participate in the Plan as well as the PPL Employee Savings Plan, PPL Deferred Savings Plan, and LG&E and KU Savings Plan. The lawsuit claims plan fiduciaries breached their duties by (1) failing to remove the allegedly underperforming Northern Trust Focus Funds as an investment option in the Plan as well as the PPL Employee Savings Plan, PPL Deferred Savings Plan, and the LG&E and KU Savings Plan and (2) selecting higher cost share classes when lower-cost share classes of the same investment option were available. The lawsuit also claims that PPL failed to monitor its appointed fiduciaries. PPL retained the law firm O'Melveny & Meyers. On January 14, 2025, the parties reached a settlement in the amount of $8.2 million, which received court approval August 4, 2025. No portion of the settlement was paid by the Plan.